DEFERRED TAX ASSETS/ LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Tax Assets Liabilities
Schedule of deferred tax assets and liabilities

December 31,
	2023	2024
	US$’000	US$’000
Deferred tax assets	–	–
Deferred tax liabilities	–	–

Schedule of roll forward deferred tax assets and liabilities

	Provisions	Tax losses	Total
	US$’000	US$’000	US$’000
As of January 1,2022	1	–	1
Recognized in statement of operation	–	–	–
As of December 31,2022	1	–	1
Reversal of tax liabilities	(1)	–	(1)
As of December 31, 2023	–	–	–
Reversal of tax liabilities	–	–	–
As of December 31, 2024	–	–	–